Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Revenue	$ 21,049	$ 20,152	$ 21,319
Externalisation Revenue
Revenues
Revenue	1,041	2,313	1,683
Emerging Markets
Revenues
Revenue	6,891	6,149	5,794
US
Revenues
Revenue	$ 6,876	$ 6,169	$ 7,365
Rebate, returns and chargebacks (as a percent)	3.20%	8.90%	6.00%
Europe
Revenues
Revenue	$ 4,459	$ 4,753	$ 5,064
Rest of World
Revenues
Revenue	2,823	3,081	3,096
Oncology
Revenues
Revenue	6,028	4,024	3,383
Oncology | Emerging Markets
Revenues
Revenue	1,528	1,126	943
Oncology | US
Revenues
Revenue	2,412	1,120	893
Oncology | Europe
Revenues
Revenue	1,053	885	733
Oncology | Rest of World
Revenues
Revenue	1,035	893	814
Tagrisso
Revenues
Revenue	1,860	955	423
Tagrisso | Emerging Markets
Revenues
Revenue	347	135	10
Tagrisso | US
Revenues
Revenue	869	405	254
Tagrisso | Europe
Revenues
Revenue	314	187	76
Tagrisso | Rest of World
Revenues
Revenue	330	228	83
Faslodex
Revenues
Revenue	1,028	941	830
Faslodex | Emerging Markets
Revenues
Revenue	154	115	96
Faslodex | US
Revenues
Revenue	537	492	438
Faslodex | Europe
Revenues
Revenue	221	256	228
Faslodex | Rest of World
Revenues
Revenue	116	78	68
Zoladex
Revenues
Revenue	752	735	816
Zoladex | Emerging Markets
Revenues
Revenue	409	353	355
Zoladex | US
Revenues
Revenue	8	15	35
Zoladex | Europe
Revenues
Revenue	133	141	156
Zoladex | Rest of World
Revenues
Revenue	202	226	270
Zoladex | TerSera | Externalisation Revenue
Revenues
Revenue	35	250
Lynparza
Revenues
Revenue	647	297	218
Lynparza | Emerging Markets
Revenues
Revenue	51	18	7
Lynparza | US
Revenues
Revenue	345	141	127
Lynparza | Europe
Revenues
Revenue	190	130	81
Lynparza | Rest of World
Revenues
Revenue	61	8	3
Imfinzi
Revenues
Revenue	633	19
Imfinzi | Emerging Markets
Revenues
Revenue	6
Imfinzi | US
Revenues
Revenue	564	19
Imfinzi | Europe
Revenues
Revenue	27
Imfinzi | Rest of World
Revenues
Revenue	36
Iressa
Revenues
Revenue	518	528	513
Iressa | Emerging Markets
Revenues
Revenue	286	251	233
Iressa | US
Revenues
Revenue	26	39	23
Iressa | Europe
Revenues
Revenue	109	112	120
Iressa | Rest of World
Revenues
Revenue	97	126	137
Arimidex
Revenues
Revenue	212	217	232
Arimidex | Emerging Markets
Revenues
Revenue	132	118	110
Arimidex | US
Revenues
Revenue		7	14
Arimidex | Europe
Revenues
Revenue	31	34	37
Arimidex | Rest of World
Revenues
Revenue	49	58	71
Casodex
Revenues
Revenue	201	215	247
Casodex | Emerging Markets
Revenues
Revenue	113	108	107
Casodex | US
Revenues
Revenue	1	(1)	2
Casodex | Europe
Revenues
Revenue	20	22	27
Casodex | Rest of World
Revenues
Revenue	67	86	111
Calquence
Revenues
Revenue	62	3
Calquence | US
Revenues
Revenue	62	3
Oncology, Others
Revenues
Revenue	115	114	104
Oncology, Others | Emerging Markets
Revenues
Revenue	30	28	25
Oncology, Others | Europe
Revenues
Revenue	8	3	8
Oncology, Others | Rest of World
Revenues
Revenue	77	83	71
CVRM
Revenues
Revenue	6,710	7,266	8,116
CVRM | Emerging Markets
Revenues
Revenue	2,695	2,367	2,139
CVRM | US
Revenues
Revenue	2,206	2,371	3,202
CVRM | Europe
Revenues
Revenue	1,230	1,659	1,894
CVRM | Rest of World
Revenues
Revenue	579	869	881
Crestor
Revenues
Revenue	1,433	2,365	3,401
Crestor | Emerging Markets
Revenues
Revenue	841	784	721
Crestor | US
Revenues
Revenue	170	373	1,223
Crestor | Europe
Revenues
Revenue	203	666	866
Crestor | Rest of World
Revenues
Revenue	219	542	591
Farxiga
Revenues
Revenue	1,391	1,074	835
Farxiga | Emerging Markets
Revenues
Revenue	336	232	133
Farxiga | US
Revenues
Revenue	591	489	457
Farxiga | Europe
Revenues
Revenue	315	242	187
Farxiga | Rest of World
Revenues
Revenue	149	111	58
Brilinta
Revenues
Revenue	1,321	1,079	839
Brilinta | Emerging Markets
Revenues
Revenue	326	224	189
Brilinta | US
Revenues
Revenue	588	509	348
Brilinta | Europe
Revenues
Revenue	348	295	258
Brilinta | Rest of World
Revenues
Revenue	59	51	44
Seloken/Toprol-XL
Revenues
Revenue	712	695	737
Seloken/Toprol-XL | Emerging Markets
Revenues
Revenue	641	593	536
Seloken/Toprol-XL | US
Revenues
Revenue	39	37	95
Seloken/Toprol-XL | Europe
Revenues
Revenue	19	52	90
Seloken/Toprol-XL | Rest of World
Revenues
Revenue	13	13	16
Bydureon
Revenues
Revenue	584	574	578
Bydureon | Emerging Markets
Revenues
Revenue	8	9	4
Bydureon | US
Revenues
Revenue	475	458	463
Bydureon | Europe
Revenues
Revenue	81	88	100
Bydureon | Rest of World
Revenues
Revenue	20	19	11
Onglyza
Revenues
Revenue	543	611	720
Onglyza | Emerging Markets
Revenues
Revenue	172	130	142
Onglyza | US
Revenues
Revenue	223	320	376
Onglyza | Europe
Revenues
Revenue	89	104	132
Onglyza | Rest of World
Revenues
Revenue	59	57	70
Atacand
Revenues
Revenue	260	300	315
Atacand | Emerging Markets
Revenues
Revenue	157	178	162
Atacand | US
Revenues
Revenue	13	19	36
Atacand | Europe
Revenues
Revenue	70	86	97
Atacand | Rest of World
Revenues
Revenue	20	17	20
Byetta
Revenues
Revenue	126	176	254
Byetta | Emerging Markets
Revenues
Revenue	8	12	24
Byetta | US
Revenues
Revenue	74	114	164
Byetta | Europe
Revenues
Revenue	29	34	45
Byetta | Rest of World
Revenues
Revenue	15	16	21
Symlin
Revenues
Revenue	34	48
Symlin | US
Revenues
Revenue	34	48
Plendil | CMS | Externalisation Revenue
Revenues
Revenue			298
CVDM, Others
Revenues
Revenue	306	344	437
CVDM, Others | Emerging Markets
Revenues
Revenue	206	205	228
CVDM, Others | US
Revenues
Revenue	(1)	4	40
CVDM, Others | Europe
Revenues
Revenue	76	92	119
CVDM, Others | Rest of World
Revenues
Revenue	25	43	50
Respiratory
Revenues
Revenue	4,911	4,706	4,753
Respiratory | Emerging Markets
Revenues
Revenue	1,644	1,388	1,243
Respiratory | US
Revenues
Revenue	1,416	1,509	1,638
Respiratory | Europe
Revenues
Revenue	1,229	1,216	1,284
Respiratory | Rest of World
Revenues
Revenue	622	593	588
Symbicort
Revenues
Revenue	2,561	2,803	2,989
Symbicort | Emerging Markets
Revenues
Revenue	495	439	402
Symbicort | US
Revenues
Revenue	862	1,099	1,242
Symbicort | Europe
Revenues
Revenue	773	819	909
Symbicort | Rest of World
Revenues
Revenue	431	446	436
Pulmicort
Revenues
Revenue	1,286	1,176	1,061
Pulmicort | Emerging Markets
Revenues
Revenue	995	840	698
Pulmicort | US
Revenues
Revenue	116	156	174
Pulmicort | Europe
Revenues
Revenue	90	92	99
Pulmicort | Rest of World
Revenues
Revenue	85	88	90
Fasenra
Revenues
Revenue	297	1
Fasenra | Emerging Markets
Revenues
Revenue	1
Fasenra | US
Revenues
Revenue	218	1
Fasenra | Europe
Revenues
Revenue	32
Fasenra | Rest of World
Revenues
Revenue	46
Daliresp/Daxas
Revenues
Revenue	189	198	154
Daliresp/Daxas | Emerging Markets
Revenues
Revenue	5	4	4
Daliresp/Daxas | US
Revenues
Revenue	155	167	134
Daliresp/Daxas | Europe
Revenues
Revenue	28	26	15
Daliresp/Daxas | Rest of World
Revenues
Revenue	1	1	1
Tudorza/Eklira
Revenues
Revenue	110	150	170
Tudorza/Eklira | Emerging Markets
Revenues
Revenue	1	2	1
Tudorza/Eklira | US
Revenues
Revenue	25	66	77
Tudorza/Eklira | Europe
Revenues
Revenue	74	73	83
Tudorza/Eklira | Rest of World
Revenues
Revenue	10	9	9
Duaklir
Revenues
Revenue	95	79	63
Duaklir | Emerging Markets
Revenues
Revenue	1		1
Duaklir | Europe
Revenues
Revenue	91	77	60
Duaklir | Rest of World
Revenues
Revenue	3	2	2
Bevespi
Revenues
Revenue	33	16
Bevespi | US
Revenues
Revenue	33	16
Respiratory, Others
Revenues
Revenue	340	283	316
Respiratory, Others | Emerging Markets
Revenues
Revenue	146	103	137
Respiratory, Others | US
Revenues
Revenue	7	4	11
Respiratory, Others | Europe
Revenues
Revenue	141	129	118
Respiratory, Others | Rest of World
Revenues
Revenue	46	47	50
Other
Revenues
Revenue	3,400	4,156	5,067
Other | Emerging Markets
Revenues
Revenue	1,024	1,268	1,469
Other | US
Revenues
Revenue	842	1,169	1,632
Other | Europe
Revenues
Revenue	947	993	1,153
Other | Rest of World
Revenues
Revenue	587	726	813
Nexium
Revenues
Revenue	1,702	1,952	2,032
Nexium | Emerging Markets
Revenues
Revenue	690	684	690
Nexium | US
Revenues
Revenue	306	499	554
Nexium | Europe
Revenues
Revenue	235	248	251
Nexium | Rest of World
Revenues
Revenue	471	521	537
Synagis
Revenues
Revenue	665	687	677
Synagis | Emerging Markets
Revenues
Revenue	1
Synagis | US
Revenues
Revenue	287	317	325
Synagis | Europe
Revenues
Revenue	377	370	352
Seroquel XR/IR
Revenues
Revenue	361	508	967
Seroquel XR/IR | Emerging Markets
Revenues
Revenue	118	151	159
Seroquel XR/IR | US
Revenues
Revenue	108	193	572
Seroquel XR/IR | Europe
Revenues
Revenue	107	127	190
Seroquel XR/IR | Rest of World
Revenues
Revenue	28	37	46
Losec/Prilosec
Revenues
Revenue	272	271	276
Losec/Prilosec | Emerging Markets
Revenues
Revenue	161	140	128
Losec/Prilosec | US
Revenues
Revenue	7	11	10
Losec/Prilosec | Europe
Revenues
Revenue	70	77	83
Losec/Prilosec | Rest of World
Revenues
Revenue	34	43	55
FluMist/Fluenz
Revenues
Revenue	110	78	104
FluMist/Fluenz | Emerging Markets
Revenues
Revenue	1	(1)	1
FluMist/Fluenz | US
Revenues
Revenue	15		33
FluMist/Fluenz | Europe
Revenues
Revenue	91	76	64
FluMist/Fluenz | Rest of World
Revenues
Revenue	3	3	6
Movantik/Moventig
Revenues
Revenue	109	122	91
Movantik/Moventig | Emerging Markets
Revenues
Revenue			1
Movantik/Moventig | US
Revenues
Revenue	108	120	90
Movantik/Moventig | Europe
Revenues
Revenue		2
Movantik/Moventig | Rest of World
Revenues
Revenue	1
Other, Others
Revenues
Revenue	181	538	920
Other, Others | Emerging Markets
Revenues
Revenue	53	294	490
Other, Others | US
Revenues
Revenue	11	29	48
Other, Others | Europe
Revenues
Revenue	67	93	213
Other, Others | Rest of World
Revenues
Revenue	50	122	169
Brodalumab | Valeant and Leo | Externalisation Revenue
Revenues
Revenue		150
Lynparza and Selumetinb | MSD | Externalisation Revenue
Revenues
Revenue	790	1,247
Anaesthetics Medicines | Aspen | Externalisation Revenue
Revenues
Revenue		150	520
MEDI8897 | Sanofi | Externalisation Revenue
Revenues
Revenue		127
Royal Revenue | Externalisation Revenue
Revenues
Revenue	49	108	119
Milestone Revenue | Externalisation Revenue
Revenues
Revenue	$ 4	$ 87	$ 203